Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 850,711.95
Interest Amount	0.00
Total Offset Amount	850,711.95
Net Fee	$ 0.00
Offset Table N/A
Securities 424I N/A
Total Fee and Interest Amount	850,711.95